Acquisitions (Details 9) (Acquisition of Kindergartens [Member], CNY)	12 Months Ended
Jun. 30, 2013
Acquisition of Kindergartens [Member]
Fair value at acquisition date	2,391,000
Increase in fair value during the year	109,000
Fair value as of June 30, 2013	2,500,000